GND-Q3

Quarterly Report
May 31, 2026
MFS®  Global New Discovery Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace & Defense – 8.9%
CACI International, Inc., “A” (a)	1,361	$698,887
Leonardo DRS, Inc.	16,550	806,978
LIG Defense & Aerospace Co. Ltd.	1,104	586,798
LISI Group	11,670	921,525
Melrose Industries PLC	144,163	913,837
RENK Group AG	16,991	1,126,670
Teledyne Technologies, Inc. (a)	1,041	645,243
Vincorion SE (a)	14,207	314,850
		$6,014,788
Alcoholic Beverages – 0.8%
China Resources Beer Holdings Co. Ltd.	174,000	$537,304
Apparel, Footwear, & Accessories – 0.7%
Burberry Group PLC (a)	28,671	$455,226
Auto & Auto Components – 2.7%
Modine Manufacturing Co. (a)	3,362	$937,695
Shimano, Inc.	3,900	404,166
USS Co. Ltd.	43,600	481,129
		$1,822,990
Brokerage & Asset Managers – 1.1%
Carlyle Group, Inc.	15,709	$713,660
Business Services – 6.2%
Diploma PLC	6,281	$591,258
Elis S.A.	37,773	1,194,864
Intertek Group PLC	7,429	532,246
OBIC Co. Ltd.	34,100	854,079
Scout24 AG	5,689	479,426
TransUnion	7,596	543,570
		$4,195,443
Chemicals – 4.0%
Borregaard ASA	33,808	$522,123
Element Solutions, Inc.	27,422	1,163,515
Symrise AG	6,222	574,056
UPL Ltd.	63,216	429,070
		$2,688,764
Construction – 6.8%
Allegion PLC	5,704	$741,919
Breedon Group PLC	115,066	439,155
Equity Lifestyle Properties, Inc., REIT	12,901	796,895
James Hardie Industries PLC, GDR (a)	20,370	467,339
Knife River Corp. (a)	7,389	580,110
Mid-America Apartment Communities, Inc., REIT	3,907	504,277
QXO, Inc. (a)(l)	32,753	564,989
Simpson Manufacturing Co., Inc.	2,700	512,298
		$4,606,982
Consumer Products – 0.7%
Dabur India Ltd.	104,387	$487,213

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 4.0%
B3 S.A. - Brasil Bolsa Balcao	187,200	$612,304
Cboe Global Markets, Inc.	1,739	580,061
Euronext N.V.	4,917	800,632
GMO Patient Gateway, Inc.	12,500	687,455
		$2,680,452
Electrical Equipment – 3.2%
Advantech Co. Ltd.	32,000	$505,658
Arxis, Inc. (a)	10,434	468,800
nVent Electric PLC	7,122	1,189,303
		$2,163,761
Energy - Independent – 0.9%
Matador Resources Co.	11,715	$627,924
Engineering - Construction – 1.4%
AtkinsRéalis Group, Inc.	6,369	$382,329
Primoris Services Corp.	4,625	581,733
		$964,062
Entertainment & Leisure – 0.9%
CTS Eventim AG	8,328	$603,711
Food & Beverages – 2.3%
Cranswick PLC	13,802	$1,020,434
Toyo Suisan Kaisha Ltd.	7,200	504,518
		$1,524,952
Forest & Paper Products – 0.9%
International Paper Co.	17,194	$575,483
Hardware, Peripherals, & Assembly – 1.3%
Bechtle AG	10,783	$420,333
Kardex AG	1,348	466,287
		$886,620
Insurance – 1.0%
AUB Group Ltd.	36,320	$682,124
Machinery & Tools – 11.4%
AGCO Corp.	4,914	$551,744
Azbil Corp.	64,600	674,332
Donaldson Co., Inc.	9,399	769,496
Flowserve Corp.	8,398	634,133
Interpump Group S.p.A	8,369	350,246
Kadant, Inc.	1,826	582,823
Nordson Corp.	2,800	804,524
RB Global, Inc.	10,847	1,153,578
Rosebank Industries PLC (a)	133,804	625,273
Spirax Group PLC	6,285	589,518
Veralto Corp.	5,482	450,785
Zurn Elkay Water Solutions Corp.	10,580	497,260
		$7,683,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.0%
AS ONE Corp.	28,900	$383,059
Charles River Laboratories International, Inc. (a)	3,203	578,814
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	182,915	410,079
		$1,371,952
Medical Equipment – 3.2%
Bio-Techne Corp.	11,327	$585,379
ConvaTec Group PLC	156,365	425,786
STERIS PLC	5,571	1,185,119
		$2,196,284
Metals & Mining – 3.7%
Alamos Gold, Inc.	13,087	$536,903
ERO Copper Corp. (a)	20,728	631,620
Lynas Rare Earths Ltd. (a)	27,740	382,613
SSR Mining, Inc. (a)	16,229	506,669
Uranium Energy Corp. (a)	31,548	434,416
		$2,492,221
Non-Global Systemically Important Banks – 4.1%
Bank of Cyprus Holdings PLC	59,391	$651,172
Columbia Banking System, Inc.	15,598	462,325
FinecoBank S.p.A.	23,868	583,519
Prosperity Bancshares, Inc.	4,995	344,455
Shizuoka Financial Group, Inc.	41,100	740,891
		$2,782,362
Oil Services – 2.4%
Acergy S.A	20,234	$667,431
TechnipFMC PLC	13,490	922,986
		$1,590,417
Pollution Control – 2.0%
Daiseki Co. Ltd.	20,500	$519,370
GFL Environmental, Inc.	24,812	832,195
		$1,351,565
Real Estate – 1.6%
Janus Living, Inc., “A”, REIT (a)	23,397	$626,338
Swire Properties Ltd.	172,000	488,111
		$1,114,449
Real Estate - Storage & Office – 0.8%
Highwoods Properties, Inc., REIT	20,075	$523,958
Restaurants – 3.7%
Aramark	17,424	$930,093
Greggs PLC	20,375	470,853
U.S. Foods Holding Corp. (a)	13,840	1,132,804
		$2,533,750
Retail & E-commerce – 3.5%
ABC-Mart, Inc.	21,700	$358,613
Burlington Stores, Inc. (a)	3,395	1,099,403
Multiplan Empreendimentos Imobiliarios S.A.	103,954	613,888
ZOZO, Inc.	48,300	300,296
		$2,372,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 4.3%
ASM Pacific Technology Ltd.	17,800	$440,633
Chroma ATE, Inc.	9,000	724,011
Tekscend Photomask Corp.	34,000	980,944
TTM Technologies, Inc. (a)	4,402	764,715
		$2,910,303
Software – 2.2%
Kinaxis, Inc. (a)	3,790	$431,301
Okta, Inc. (a)	5,639	695,120
Totvs S.A.	59,100	387,435
		$1,513,856
Telecom - Infrastructure – 0.5%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	16,837	$364,184
Transportation & Logistics – 1.4%
XPO, Inc. (a)	4,426	$948,270
Travel, Gaming, & Lodging – 1.1%
Lottery Corp. Ltd.	189,572	$738,502
Utilities – 0.8%
Gaztransport & Technigaz S.A.	2,396	$553,070
Total Common Stocks		$65,272,514
Preferred Stocks – 0.9%
Pharmaceuticals & Biotechnology – 0.9%
Sartorius AG	2,023	$578,344
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 3.69% (v)	1,248,742	$1,248,867
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	564,755	$564,755

Other Assets, Less Liabilities – (0.1)%		(48,145)
Net Assets – 100.0%		$67,616,335

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,248,867 and
$66,415,613, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,122,484	$—	$—	$29,122,484
Japan	6,888,852	—	—	6,888,852
United Kingdom	6,063,586	—	—	6,063,586
Canada	4,474,595	—	—	4,474,595
Germany	4,097,390	—	—	4,097,390
France	3,470,091	—	—	3,470,091
Australia	2,270,578	—	—	2,270,578
Brazil	1,613,627	—	—	1,613,627
Taiwan	1,229,669	—	—	1,229,669
Other Countries	6,209,907	410,079	—	6,619,986
Investment Companies	1,813,622	—	—	1,813,622
Total	$67,254,401	$410,079	$—	$67,664,480
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,354,386	$17,609,923	$17,715,721	$203	$76	$1,248,867

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$39,650	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
United States	46.5%
Japan	10.2%
United Kingdom	8.1%
Canada	6.6%
Germany	6.1%
France	5.1%
Australia	3.4%
Brazil	2.4%
Taiwan	1.8%
Other Countries	9.8%